Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers	Average Compensation Actually Paid to non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Performance- Based Income (millions) (5)

					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)

2025	$8,753,165	$11,974,575	$7,056,733	$8,738,008	$277.70	$287.03	$1,667	$1,873
2024	7,069,657	7,651,106	5,008,546	5,433,725	209.17	255.91	1,414	1,865
2023	6,918,337	7,276,014	4,804,732	5,086,696	162.96	165.68	1,434	1,601
2022	6,439,183	6,487,578	4,516,160	4,506,675	130.73	156.52	822	1,159
2021	6,119,523	6,727,729	5,413,003	5,925,474	128.89	127.73	1,562	1,211

Company Selected Measure Name	Performance-based income
Named Executive Officers, Footnote	Reported compensation amounts are based on the principal executive officer (“PEO”) and non-PEO name executive officers (“non-PEO NEOs”) for each year as set forth in the following table.

Year	PEO	Non-PEO NEOs

2025	Benjamin J. Tisch	Jane J. Wang, Kenneth I. Siegel, Richard W. Scott and Alexander H. Tisch
2024	James S. Tisch	Jane J. Wang, Jonathan M. Tisch, Kenneth I. Siegel and Richard W. Scott
2023	James S. Tisch	Jane J. Wang, Jonathan M. Tisch, Kenneth I. Siegel and Richard W. Scott
2022	James S. Tisch	David B. Edelson, Jane J. Wang, Jonathan M. Tisch, Kenneth I. Siegel and Richard W. Scott
2021	James S. Tisch	David B. Edelson, Andrew H. Tisch, Jonathan M. Tisch and Kenneth I. Siegel

Peer Group Issuers, Footnote	This column represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For all years presented in the table, the peer group consists of the following companies: Berry Global, Inc. (included through April 30, 2025 when it was acquired by Amcor plc), Chubb Limited, Diamond Rock Hospitality Company, Enbridge Inc., Energy Transfer LP, Kinder Morgan, Inc., Ryman Hospitality Properties, Inc., Silgan Holdings Inc., Sunstone Hotel Investors, Inc., The Hartford Financial Services Group, Inc., The Travelers Companies, Inc., W.R. Berkley Corporation and Xenia Hotels & Resorts, Inc.
PEO Total Compensation Amount	$ 8,753,165	$ 7,069,657	$ 6,918,337	$ 6,439,183	$ 6,119,523
PEO Actually Paid Compensation Amount	$ 11,974,575	7,651,106	7,276,014	6,487,578	6,727,729
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” is the total Summary Compensation Table compensation, adjusted in accordance with applicable SEC rules as set forth in the following table. The amounts set forth for the non-PEO NEOs are averages of the adjustments.

Adjustment	PEO		Non-PEO NEOs

Deduction of the aggregate change in the actuarial present value of the named executive officer’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	2025	$(2,819)	2025	$(60,074)
	2024	0	2024	(54,984)
	2023	(153,220)	2023	(116,857)
	2022	0	2022	(46,198)
	2021	0	2021	(31,535)

Deduction of the amounts reported in the Summary Compensation Table in respect of all stock and option/SAR awards	2025	(4,993,500)	2025	(2,615,906)
	2024	(1,000,000)	2024	(850,000)
	2023	(1,000,000)	2023	(850,000)
	2022	(1,000,000)	2022	(700,000)
	2021	(900,000)	2021	(805,000)

Addition of the fair value as of the end of the year of all stock and option/SAR awards granted during the year that were outstanding and unvested as of the end of the year	2025	7,852,764	2025	3,974,995
	2024	1,159,322	2024	985,411
	2023	1,149,349	2023	976,957
	2022	959,353	2022	671,518
	2021	1,108,068	2021	991,104

Addition of the change as of the end of the year (from the end of the prior year) in fair value (whether positive or negative) of stock and option/SAR awards granted in any prior year that were outstanding and unvested as of the end of the year	2025	345,013	2025	357,788
	2024	373,574	2024	308,225
	2023	293,199	2023	222,123
	2022	15,770	2022	9,181
	2021	335,839	2021	216,430

Adjustment	PEO		Non-PEO NEOs

Addition of the change as of the vesting date (from the end of the prior year) in fair value (whether positive or negative) of any stock and option/SAR awards granted in any prior year for which all applicable vesting conditions were satisfied as of the end of or during the year	2025	19,952	2025	24,472
	2024	48,553	2024	36,527
	2023	68,349	2023	49,741
	2022	73,272	2022	56,014
	2021	64,299	2021	141,472

Non-PEO NEO Average Total Compensation Amount	$ 7,056,733	5,008,546	4,804,732	4,516,160	5,413,003
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,738,008	5,433,725	5,086,696	4,506,675	5,925,474
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” is the total Summary Compensation Table compensation, adjusted in accordance with applicable SEC rules as set forth in the following table. The amounts set forth for the non-PEO NEOs are averages of the adjustments.

Adjustment	PEO		Non-PEO NEOs

Deduction of the aggregate change in the actuarial present value of the named executive officer’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	2025	$(2,819)	2025	$(60,074)
	2024	0	2024	(54,984)
	2023	(153,220)	2023	(116,857)
	2022	0	2022	(46,198)
	2021	0	2021	(31,535)

Deduction of the amounts reported in the Summary Compensation Table in respect of all stock and option/SAR awards	2025	(4,993,500)	2025	(2,615,906)
	2024	(1,000,000)	2024	(850,000)
	2023	(1,000,000)	2023	(850,000)
	2022	(1,000,000)	2022	(700,000)
	2021	(900,000)	2021	(805,000)

Addition of the fair value as of the end of the year of all stock and option/SAR awards granted during the year that were outstanding and unvested as of the end of the year	2025	7,852,764	2025	3,974,995
	2024	1,159,322	2024	985,411
	2023	1,149,349	2023	976,957
	2022	959,353	2022	671,518
	2021	1,108,068	2021	991,104

Addition of the change as of the end of the year (from the end of the prior year) in fair value (whether positive or negative) of stock and option/SAR awards granted in any prior year that were outstanding and unvested as of the end of the year	2025	345,013	2025	357,788
	2024	373,574	2024	308,225
	2023	293,199	2023	222,123
	2022	15,770	2022	9,181
	2021	335,839	2021	216,430

Adjustment	PEO		Non-PEO NEOs

Addition of the change as of the vesting date (from the end of the prior year) in fair value (whether positive or negative) of any stock and option/SAR awards granted in any prior year for which all applicable vesting conditions were satisfied as of the end of or during the year	2025	19,952	2025	24,472
	2024	48,553	2024	36,527
	2023	68,349	2023	49,741
	2022	73,272	2022	56,014
	2021	64,299	2021	141,472

Compensation Actually Paid vs. Total Shareholder Return
The following graphs show the relationships between compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and certain performance metrics during the years covered by the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income
The following graphs show the relationships between compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and certain performance metrics during the years covered by the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure
The following graphs show the relationships between compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and certain performance metrics during the years covered by the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group
The following graphs show the relationships between compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and certain performance metrics during the years covered by the Pay Versus Performance Table.

Tabular List, Table

Financial Performance Measures

Performance-Based Income
Performance-Based Income per Share

Total Shareholder Return Amount	$ 277.70	209.17	162.96	130.73	128.89
Peer Group Total Shareholder Return Amount	287.03	255.91	165.68	156.52	127.73
Net Income (Loss)	$ 1,667,000,000	$ 1,414,000,000	$ 1,434,000,000	$ 822,000,000	$ 1,562,000,000
Company Selected Measure Amount	1,873,000,000	1,865,000,000	1,601,000,000	1,159,000,000	1,211,000,000
PEO Name	Benjamin J. Tisch	James S. Tisch	James S. Tisch	James S. Tisch	James S. Tisch
Additional 402(v) Disclosure	Total shareholder return (“TSR”) is calculated in accordance with applicable SEC rules. For calculation purposes, the measurement period is the period from the market close on the last trading day before 2021 through and including the end of 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Performance-Based Income
Non-GAAP Measure Description	Performance-based income is defined in our Incentive Compensation Plan as our consolidated net income as adjusted by the Compensation Committee under the terms of our Incentive Compensation Plan. More information about performance-based income, including a description of the adjustments to net income made by the Compensation Committee to determine performance-based income, is provided under “Compensation Program Structure and Process” beginning on page 23.
Measure:: 2
Pay vs Performance Disclosure
Name	Performance-Based Income per Share
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,819)	$ 0	$ (153,220)	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,993,500)	(1,000,000)	(1,000,000)	(1,000,000)	(900,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,852,764	1,159,322	1,149,349	959,353	1,108,068
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,013	373,574	293,199	15,770	335,839
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,952	48,553	68,349	73,272	64,299
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,074)	(54,984)	(116,857)	(46,198)	(31,535)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,615,906)	(850,000)	(850,000)	(700,000)	(805,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,974,995	985,411	976,957	671,518	991,104
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,788	308,225	222,123	9,181	216,430
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,472	$ 36,527	$ 49,741	$ 56,014	$ 141,472